Rule 497(e)
1940 Act File No. 811-09997
1933 Act Registration No. 333-40128

BAIRD FUNDS, INC.

Supplement to the Statement of Additional Information (“SAI”)
Dated May 1, 2017

Baird MidCap Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

Effective December 31, 2017, G. Frederick Kasten, Jr. retired from the Board of Directors of Baird Funds, Inc. (the “Company”) and, accordingly, resigned as a Director and Chairman of the Board.  David J. Lubar was appointed as a member of the Board of Directors of the Company effective January 1, 2018, to fill the vacancy created by Mr. Kasten’s resignation.  The Board of Directors appointed Marlyn J. Spear, a Director who is not an “interested person” of the Company as defined in the Investment Company Act of 1940, as amended (an “Independent Director”), as Chair of the Board effective January 1, 2018.  The Board of Directors also appointed Frederick P. Stratton, Jr., an Independent Director, as Chair of the Nominating Committee effective January 1, 2018.

All references and information relating to Mr. Kasten as a Director of the Company are hereby deleted.  In addition, the information regarding the Independent Directors in the “Directors and Officers” table beginning on page 36 of the SAI is amended and restated in its entirety as shown below:

Name, Address and Age (as of 12/31/17)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Independent Directors
John W. Feldt c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 75	Independent Director	Indefinite; since September 2000	Retired; Senior Vice President-Finance, University of Wisconsin Foundation (1985-2006)	13	Director of Thompson IM Funds, Inc., a mutual fund complex (3 portfolios) (since 1987)
David J. Lubar c/o Lubar & Co. 833 E. Michigan Street, Suite 1500 Milwaukee, WI 53202 Age: 63	Independent Director	Indefinite; since January 2018	President and CEO, Lubar & Co., a private investment firm	13	None

Name, Address and Age (as of 12/31/17)	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During Past 5 Years
Frederick P. Stratton, Jr. c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 78	Nominating Committee Chair and Independent Director	Indefinite; since May 2004	Retired; Chairman Emeritus, Briggs & Stratton Corporation, a manufacturing company, since 2003	13
Director of Weyco Group, Inc., a men’s footwear distributor, since 1976; Director of Wisconsin Energy Corporation and its subsidiaries, Wisconsin Electric Power Company and Wisconsin Gas LLC (1987‑2012)

Marlyn J. Spear, CFA c/o Robert W. Baird & Co. Incorporated 777 East Wisconsin Ave Milwaukee, WI 53202 Age: 64	Chair of the Board, Audit Committee Chair and Independent Director	Indefinite; since January 2008	Retired; Chief Investment Officer, Building Trades United Pension Trust Fund (July 1989-February 2017)	13	Management Trustee of AFL-CIO Housing Investment Trust, a mutual fund complex (1 portfolio), since 1995

In addition, the following information about Mr. Lubar is added to the “Director Qualifications” section of the SAI:

David J. Lubar.  Mr. Lubar has served as a Director of the Company since January 1, 2018.  He serves as President, CEO and Director of Lubar & Co. Incorporated, a private investment firm, which he joined in 1983.  Mr. Lubar also serves on the boards of directors/trustees of Northwestern Mutual Life Insurance Company, BMO Financial Corp. and Nicholas Company, Inc.  He also serves, and has previously served, on the boards of several not-for-profit organizations, including Froedert Health System, Inc.  Through his board, investment and business experience, Mr. Lubar is experienced with financial, accounting, regulatory and investment matters.

This supplement should be retained with your Statement of Additional Information for future reference.

The date of this Statement of Additional Information Supplement is January 19, 2018.